CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date

150,000	CDN$2.59	October 11, 2026
382,000	CDN$0.15	December 31, 2032
54,000	CDN$0.60	June 1, 2040
250,000	CDN$0.20	October 8, 2035
360,000	CDN$1.23	October 23, 2040
400,000	CDN$0.40	May 5, 2036
690,000	CDN$0.30	July 1, 2037
450,000	CDN$0.81	December 14, 2042
62,500	CDN$0.92	April 27, 2043
275,000	CDN$1.30	May 13, 2044

Schedule of share-based payment arrangement, option, activity [Table Text Block]
	December 31, 2025		December 31, 2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,923,500	CAD $ 0.41	2,648,500	CAD $ 0.39
Granted	150,000	CAD $ 2.59	275,000	CAD$ 1.30
Exercised	-	-	-	-
Cancelled/Expired	-	-	-	-
Outstanding, end of year	3,073,500	CAD $ 0.69	2,923,500	CAD $ 0.41

Exercisable, end of year	3,073,500	CAD $ 0.69	2,923,500	CAD $ 0.41

Schedule of share-based compensation, stock options black-scholes valuation assumptions [Table Text Block]
	2025	2024	2023

Risk-free interest rate	3.63%	4.52%	3.00%
Expected life	1.1 years	5.0 years	5.0 years
Annualized volatility	32%	57%	64%
Dividend rate	-	-	-

Schedule of stockholders' equity note, warrants or rights [Table Text Block]
Number of Options	Exercise Price	Expiry Date

504,000	CDN$2.80	October 21, 2027
5,000	CDN$2.93	October 21, 2027
59,280	CDN$2.50	October 21, 2027